UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.0%
Equity — 55.8%
234,830	Goldman Sachs Structured International Equity Fund — 17.5%	$1,829,325
151,827	Goldman Sachs Structured Large Cap Value Fund — 11.5%	1,202,470
141,479	Goldman Sachs Structured Large Cap Growth Fund — 11.4%	1,196,913
90,911	Goldman Sachs Structured Small Cap Equity Fund — 6.3%	656,380
138,235	Goldman Sachs Structured Emerging Markets Equity Fund — 5.4%	568,148
27,106	Goldman Sachs International Real Estate Securities Fund — 1.3%	130,651
27,148	Goldman Sachs Structured International Small Cap Fund — 1.2%	129,498
16,374	Goldman Sachs Real Estate Securities Fund — 1.2%	124,441

		5,837,826

Fixed Income — 44.2%
178,921	Goldman Sachs Inflation Protected Securities Fund — 16.4%	1,719,428
116,137	Goldman Sachs Global Income Fund — 13.4%	1,404,094
104,295	Goldman Sachs High Yield Fund — 4.9%	508,961
53,008	Goldman Sachs Core Fixed Income Fund — 4.2%	435,192
31,700	Goldman Sachs Commodity Strategy Fund — 2.1%	218,732
23,616	Goldman Sachs Local Emerging Markets Debt Fund — 1.6%	166,258
19,807	Goldman Sachs Emerging Markets Debt Fund — 1.6%	164,402

		4,617,067

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.0%		$10,454,893

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 3.8%
Joint Repurchase Agreement Account II
$400,000	0.328%	12/01/08	$400,000
Maturity Value: $400,011

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 103.8%			$10,854,893

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%			(397,261)

NET ASSETS — 100.0%			$10,457,632

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Portfolio’s aggregate security unrealized losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$14,746,047

Gross unrealized loss	(3,891,154)

Net unrealized security loss	$(3,891,154)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.0%
Equity — 63.8%
240,340	Goldman Sachs Structured International Equity Fund — 20.2%	$1,872,245
160,057	Goldman Sachs Structured Large Cap Value Fund — 13.7%	1,267,653
146,489	Goldman Sachs Structured Large Cap Growth Fund — 13.3%	1,239,301
88,453	Goldman Sachs Structured Small Cap Equity Fund — 6.9%	638,629
136,145	Goldman Sachs Structured Emerging Markets Equity Fund — 6.0%	559,557
24,482	Goldman Sachs International Real Estate Securities Fund — 1.3%	118,001
24,497	Goldman Sachs Structured International Small Cap Fund — 1.2%	116,853
14,596	Goldman Sachs Real Estate Securities Fund — 1.2%	110,932

		5,923,171

Fixed Income — 36.2%
120,272	Goldman Sachs Inflation Protected Securities Fund — 12.5%	1,155,815
93,615	Goldman Sachs Global Income Fund — 12.2%	1,131,809
91,641	Goldman Sachs High Yield Fund — 4.8%	447,210
28,715	Goldman Sachs Commodity Strategy Fund — 2.1%	198,131
21,609	Goldman Sachs Local Emerging Markets Debt Fund — 1.7%	152,127
18,240	Goldman Sachs Emerging Markets Debt Fund — 1.6%	151,393
14,326	Goldman Sachs Core Fixed Income Fund — 1.3%	117,617

		3,354,102

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.0%		$9,277,273

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 1.1%
Joint Repurchase Agreement Account II
$100,000	0.328%	12/01/08	$100,000
Maturity Value: $100,003

TOTAL INVESTMENTS — 101.1%			$9,377,273

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%			(100,927)

NET ASSETS — 100.0%			$9,276,346

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Joint repurchase agreement was entered into on November 28, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Portfolio’s aggregate security unrealized losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$14,335,430

Gross unrealized loss	(4,958,157)

Net unrealized security loss	$(4,958,157)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 99.9%
Equity — 71.7%
274,673	Goldman Sachs Structured International Equity Fund — 22.8%	$2,139,706
187,958	Goldman Sachs Structured Large Cap Value Fund — 15.8%	1,488,629
169,871	Goldman Sachs Structured Large Cap Growth Fund — 15.3%	1,437,105
96,535	Goldman Sachs Structured Small Cap Equity Fund — 7.4%	696,986
149,704	Goldman Sachs Structured Emerging Markets Equity Fund — 6.6%	615,284
26,073	Goldman Sachs International Real Estate Securities Fund — 1.3%	125,672
25,389	Goldman Sachs Structured International Small Cap Fund — 1.3%	121,105
15,201	Goldman Sachs Real Estate Securities Fund — 1.2%	115,524

		6,740,011

Fixed Income — 28.2%
85,658	Goldman Sachs Inflation Protected Securities Fund — 8.8%	823,177
66,862	Goldman Sachs Global Income Fund — 8.6%	808,362
85,503	Goldman Sachs High Yield Fund — 4.4%	417,256
29,669	Goldman Sachs Commodity Strategy Fund — 2.2%	204,717
22,429	Goldman Sachs Local Emerging Markets Debt Fund — 1.7%	157,898
19,009	Goldman Sachs Emerging Markets Debt Fund — 1.7%	157,775
9,835	Goldman Sachs Core Fixed Income Fund — 0.8%	80,742

		2,649,927

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 99.9%		$9,389,938

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,162

NET ASSETS — 100.0%		$9,396,100

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Portfolio’s aggregate security unrealized losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$14,861,095

Gross unrealized loss	(5,471,157)

Net unrealized security loss	$(5,471,157)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 99.9%
Equity — 83.0%
340,598	Goldman Sachs Structured International Equity Fund — 26.8%	$2,653,261
233,728	Goldman Sachs Structured Large Cap Value Fund — 18.7%	1,851,125
211,868	Goldman Sachs Structured Large Cap Growth Fund — 18.1%	1,792,407
110,104	Goldman Sachs Structured Small Cap Equity Fund — 8.0%	794,951
176,325	Goldman Sachs Structured Emerging Markets Equity Fund — 7.3%	724,696
29,564	Goldman Sachs International Real Estate Securities Fund — 1.5%	142,500
27,797	Goldman Sachs Structured International Small Cap Fund — 1.3%	132,591
16,689	Goldman Sachs Real Estate Securities Fund — 1.3%	126,838

		8,218,369

Fixed Income — 16.9%
34,579	Goldman Sachs Global Income Fund — 4.2%	418,056
74,493	Goldman Sachs High Yield Fund — 3.6%	363,527
29,888	Goldman Sachs Inflation Protected Securities Fund — 2.9%	287,225
32,883	Goldman Sachs Commodity Strategy Fund — 2.3%	226,890
20,104	Goldman Sachs Emerging Markets Debt Fund — 1.7%	166,863
23,656	Goldman Sachs Local Emerging Markets Debt Fund — 1.7%	166,539
5,773	Goldman Sachs Core Fixed Income Fund — 0.5%	47,393

		1,676,493

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 99.9%		$9,894,862

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,426

NET ASSETS — 100.0%		$9,901,288

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Portfolio’s aggregate security unrealized losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$16,281,524

Gross unrealized loss	(6,386,662)

Net unrealized security loss	$(6,386,662)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 99.9%
Equity — 87.1%
271,577	Goldman Sachs Structured International Equity Fund — 28.5%	$2,115,587
182,823	Goldman Sachs Structured Large Cap Value Fund — 19.5%	1,447,960
163,753	Goldman Sachs Structured Large Cap Growth Fund — 18.7%	1,385,352
86,269	Goldman Sachs Structured Small Cap Equity Fund — 8.4%	622,861
136,942	Goldman Sachs Structured Emerging Markets Equity Fund — 7.6%	562,833
25,337	Goldman Sachs International Real Estate Securities Fund — 1.6%	122,126
14,312	Goldman Sachs Real Estate Securities Fund — 1.5%	108,772
21,058	Goldman Sachs Structured International Small Cap Fund — 1.3%	100,445

		6,465,936

Fixed Income — 12.8%
30,640	Goldman Sachs Global Income Fund — 5.0%	370,441
39,202	Goldman Sachs High Yield Fund — 2.6%	191,305
25,642	Goldman Sachs Commodity Strategy Fund — 2.4%	176,927
12,226	Goldman Sachs Local Emerging Markets Debt Fund — 1.2%	86,068
10,364	Goldman Sachs Emerging Markets Debt Fund — 1.1%	86,017
4,365	Goldman Sachs Core Fixed Income Fund — 0.5%	35,837

		946,595

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 99.9%		$7,412,531

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,222

NET ASSETS — 100.0%		$7,418,753

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Portfolio’s aggregate security unrealized losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$13,041,558

Gross unrealized loss	(5,629,027)

Net unrealized security loss	$(5,629,027)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
November 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 99.9%
Equity — 91.4%
236,637	Goldman Sachs Structured International Equity Fund — 30.3%	$1,843,399
155,524	Goldman Sachs Structured Large Cap Value Fund — 20.3%	1,231,752
138,716	Goldman Sachs Structured Large Cap Growth Fund — 19.3%	1,173,536
73,481	Goldman Sachs Structured Small Cap Equity Fund — 8.7%	530,534
116,932	Goldman Sachs Structured Emerging Markets Equity Fund — 7.9%	480,592
23,257	Goldman Sachs International Real Estate Securities Fund — 1.8%	112,101
13,197	Goldman Sachs Real Estate Securities Fund — 1.7%	100,299
17,526	Goldman Sachs Structured International Small Cap Fund — 1.4%	83,600

		5,555,813

Fixed Income — 8.5%
14,618	Goldman Sachs Global Income Fund — 2.9%	176,729
22,036	Goldman Sachs Commodity Strategy Fund — 2.5%	152,046
18,605	Goldman Sachs High Yield Fund — 1.5%	90,792
5,780	Goldman Sachs Local Emerging Markets Debt Fund — 0.7%	40,688
4,881	Goldman Sachs Emerging Markets Debt Fund — 0.6%	40,513
1,995	Goldman Sachs Core Fixed Income Fund — 0.3%	16,379

		517,147

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 99.9%		$6,072,960

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,101

NET ASSETS — 100.0%		$6,077,061

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2008, the Portfolio’s aggregate security unrealized losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$11,128,057
Gross unrealized loss	(5,055,097)

Net unrealized security loss	$(5,055,097)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Securities in the Underlying Funds for which market quotations are not readily available or are deemed not to reflect market value by GSAM or GSAMI are valued at fair value using methods approved by the Board of Trustees.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
November 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

4. FAIR VALUE OF INVESTMENTS

For the period ended November 30, 2008, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable
     A financial instruments level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest. All amounts in the following table reflect Investments in Securities Long-Assets:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Level	Strategy 2010	Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050

Level 1	$10,454,893	$9,277,273	$9,389,938	$9,894,862	$7,412,531	$6,072,960

Level 2	400,000	100,000	—	—	—	—

Level 3	—	—	—	—	—	—

Total	$10,854,893	$9,377,273	$9,389,938	$9,894,862	$7,412,531	$6,072,960

Repurchase Agreements — The Portfolios may enter in repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2008, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Retirement Strategy 2010	$400,000

Retirement Strategy 2015	100,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	0.36%	12/01/08	$4,000,120,000

Barclays Capital, Inc.	7,134,300,000	0.40	12/01/08	7,134,537,810

Barclays Capital, Inc.	800,000,000	0.45	12/01/08	800,030,000

Deutsche Bank Securities, Inc.	4,935,000,000	0.30	12/01/08	4,935,123,375

JPMorgan Securities	300,000,000	0.28	12/01/08	300,007,000

Merrill Lynch & Co., Inc.	1,000,000,000	0.15	12/01/08	1,000,012,500

Merrill Lynch & Co., Inc.	250,000,000	0.20	12/01/08	250,004,167

Merrill Lynch & Co., Inc.	3,500,000,000	0.25	12/01/08	3,500,072,916

Morgan Stanley & Co.	1,400,000,000	0.25	12/01/08	1,400,029,167

TOTAL				$23,319,936,935

At November 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Corp., 4.000% to 11.500%, due 06/01/09 to 08/01/48; Federal National Mortgage Association, 4.000% to 15.000%, due 12/01/08 to 09/01/48; Government National Mortgage Association, 5.500%, due 06/15/38 to 10/15/38 and U.S. Treasury Bill, 0.000%, due 02/05/09 to 10/22/09. The aggregate market value of the collateral, including accrued interest, was $23,802,700,957.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2009

* Print the name and title of each signing officer under his or her signature.